Environmental Liabilities and Asset Retirement Obligations Environmental Liabilities and Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2014
Environmental Liabilities And Asset Retirement Obligation Disclosure [Abstract]
Changes in Environmental Liabilities
Changes in our environmental liabilities for the years ended December 31, 2014 and 2013, were as follows (in millions):

	2014	2013
Balance at beginning of year (a)	$262	$85
Additions, net	59	50
Liabilities assumed in the Los Angeles Acquisition	12	170
Expenditures	(59)	(43)
Balance at end of year (a)	$274	$262
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(a)	Includes $32 million and $24 million of TLLP environmental liabilities at December 31, 2014 and 2013, respectively.

Schedule of Change in Asset Retirement Obligation
Changes in AROs for the years ended December 31, 2014 and 2013, were as follows (in millions):

	2014	2013
Balance at beginning of year (current and noncurrent)	$29	$25
Additions to accrual	11	5
Accretion expense	1	1
Settlements	(2)	(2)
Changes in timing and amount of estimated cash flows	(8)	—
Obligations assumed in Rockies Natural Gas Business (b)	30	—
Balance at end of year	$61	$29
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(b)	ARO obligations assumed are preliminary and subject to finalization of the appraisal and full evaluation of the obligations.